FAIR VALUE MEASUREMENTS	12 Months Ended
Mar. 31, 2013
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

12.       FAIR VALUE MEASUREMENTS

ASC Topic 820, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the use of observable inputs in markets over the use of unobservable inputs when measuring fair value as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities

Level 2 — Directly or indirectly observable inputs other than those included in Level 1, such as quoted market prices for similar assets and liabilities in active markets, quoted prices for identical assets in inactive markets, or inputs derived principally from or corroborated by observable market data

Level 3 — Unobservable inputs for which there is little or no market data, which require the Company to develop its own assumptions and best estimate of what inputs market participants would use in pricing an asset or liability

Investments in equity securities

The Company has investments in certain equity securities for which quoted market prices are available to determine their fair value and are included in Level 1.

Derivative financial instruments

Derivative financial instruments consist of interest rate swaps. The fair value of interest rate swaps is based on the present value of expected future cash flows using zero coupon rates, which is derived principally from observable market data. These interest rate swaps are included in Level 2.

Assets and liabilities measured at fair value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis as of March 31, 2012 and 2013, are as follows:

	Thousands of Yen
Items Measured at Fair Value on a	Carrying	Total Fair	Fair Value Hierarchy Classification
Recurring Basis	Value	Value	Level 1	Level 2	Level 3
March 31, 2012:
Assets:
Available-for-sale securities:
Equity securities	¥273,600	¥273,600	¥273,600	¥—	¥—

Liabilities:
Derivatives—Interest rate swaps	815	815	—	815	—

March 31, 2013:
Assets:
Available-for-sale securities:
Equity securities	266,850	266,850	266,850	—	—

Liabilities:
Derivatives—Interest rate swaps	23	23	—	23	—